Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 88.1	$ 85.8	$ 77.1
Assets, net of accumulated depreciation, related to AROs	6.7	10.7
Property and equipment acquired through current and long-term debt	1.9	1.8	1.1
Net change in current and long-term construction accounts payable resulted in additions or (adjustments) to Purchase of property and equipment	$ (12.8)	$ 5.6	$ (11.4)